ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Jun. 30, 2025
Oregon Energy LLC
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

7.ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Details of accounts payable and accrued liabilities are as follows as of June 30, 2025 and 2024:

	2025	2024
Trade payables	$7,115	$22,290
Accrued liabilities	—	54,000
	$7,115	$76,290